Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 17, 2016
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Mar. 17, 2016
Document Effective Date	Mar. 17, 2016
Prospectus Date	May 01, 2015
LoCorr Managed Futures Strategy Fund | Class A
Prospectus:
Trading Symbol	LFMAX
LoCorr Managed Futures Strategy Fund | Class C
Prospectus:
Trading Symbol	LFMCX
LoCorr Managed Futures Strategy Fund | Class I
Prospectus:
Trading Symbol	LFMIX